Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions
Schedule of amounts involving related parties included in the financial statements

	Three Months Ended		Nine Months Ended
Income Statement	September 30, 2013	September 30, 2012	September 30, 2013	September 30, 2012
	(Dollars in thousands)
Expense (income):
Effect from derivative contracts with AIG Markets, Inc.(a)	$294	$301	$889	$911
Interest on derivative contracts with AIG Markets, Inc.	2,844	4,173	9,547	13,851
Corporate costs from AIG, including allocations(b)	11,538	3,904	27,636	18,451
Interest on time deposit account with AIG Markets(c)	(775)	(1,059)	(2,400)	(2,702)
Management fees received	(2,261)	(2,219)	(6,444)	(6,683)
Management fees paid to subsidiaries of AIG	—	40	126	156

Balance Sheet	September 30, 2013	December 31, 2012
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(c)	$1,106,003	$1,103,591
Derivative liabilities(a)	(10,379)	(20,933)
Current income taxes and other tax liabilities to AIG(d)	(286,630)	(299,333)
Accrued corporate costs payable to AIG	(23,800)	(20,969)
Equity increase (decrease):
Aircraft transfer to AIG, net of tax of $11,866 (2012)	—	(25,379)
Aircraft contribution from AIG, net of tax of $9,211 (2012)	—	16,690
Expenses paid by AIG on our behalf(e)	3,675	2,636
(a)
See Note O—Derivative Financial Instruments for all derivative transactions.

(b)
Amounts for the three and nine months ended September 30, 2013 include $6.1 million and $2.5 million, respectively, of legal expenses paid by AIG on our behalf in prior periods. See Note A of Notes to Condensed, Consolidated Financial Statements.

(c)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc., all of which is available for use in our operations. If we request that funds be made available to us prior to the maturity date of the time deposit, we may have to pay a breakage fee to AIG Markets, Inc.

(d)
We made no payment during the nine months ended September 30, 2013, and paid approximately $1.7 million to AIG for an ILFC tax liability during the year ended December 31, 2012.

(e)
Amount as of September 30, 2013 includes the after-tax impact of a $2.5 million adjustment to correctly reflect legal expenses paid by AIG on our behalf prior to 2013. See Note A of Notes to Condensed, Consolidated Financial Statements.

Income Statement	2012	2011	2010
	(Dollars in thousands)
Expense (income):
Interest expense on loan from AIG	$—	$—	$157,926
Effect from derivatives on contracts with AIG Markets, Inc.(a)	1,212	8,414	45,725
Interest on derivative contracts with AIG Markets, Inc.	17,712	50,043	91,988
Allocation of corporate costs from AIG	22,941	(1,246)	30,512
Lease revenue related to hedging of lease receipts with AIGFP(b)	—	—	224
Interest on time deposit account with AIG Markets(a)	(3,634)	—	—
Management fees received	(8,871)	(9,323)	(9,429)
Management fees paid to subsidiaries of AIG	156	94	425

	December 31,
Balance Sheet	2012	2011
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(a)	$1,103,591	$—
Derivative liabilities(b)	(20,933)	(31,756)
Current income taxes and other tax liabilities to AIG(c)	(299,333)	(279,441)
Accrued corporate costs payable to AIG	(20,969)	(21,672)
Equity:
Aircraft transfer to AIG, net of tax of $11,866	25,379	—
Aircraft contribution from AIG, net of tax of $9,211	(16,690)	—
Compensation and other expenses paid by AIG	2,636	(8,000)
(a)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc., all of which is available for use in our operations. If we request that funds be made available to us prior to the maturity date of the time deposit, we may have to pay a breakage fee to AIG Markets, Inc.

(b)
See Note U—Derivative Financial Instruments for all derivative transactions.

(c)
We paid approximately $1.7 million and $58.5 million to AIG for ILFC tax liability during the years ended December 31, 2012 and 2011, respectively.